Other Non-Current Assets (Details) - Schedule of Other Non-Current Assets - USD ($)		Sep. 30, 2024	Mar. 31, 2024
Schedule of other non-current [Abstract]
Prepayment of long-term equipment and mold model	[1]	$ 3,636,389	$ 3,637,002
Deposits and others	[2]	96,684	116,644
Other non-current assets		$ 3,733,073	$ 3,753,646

[1]	Prepayment of long-term equipment and mold model are prepayments to suppliers for equipment and molds, which will be recognized as fixed assets when available in the future.
[2]	Deposits are rental security payment to the landlords that the Company will hold for more than one year, which will be refunded upon maturity of the leases.